Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net gain (loss) from futures and forward trading
Realized	$ (3,286,886)	$ 26,546,796	$ (24,697,561)
Change in unrealized	21,767,769	(4,280,691)	(27,921,376)
Commissions	(8,356,961)	(11,085,086)	(13,137,050)
Net gains (losses) from futures and forward trading	10,123,922	11,181,019	(65,755,987)
Net gain (loss) from equities, equity options and exchange-traded funds
Realized			408,727
Commissions			(68,873)
Net gains (losses) from equities, equity options and exchange-traded funds			339,854
Total trading gains (losses)	10,123,922	11,181,019	(65,416,133)
Income
Dividend income			72,393
Interest income	1,325,299	1,831,201	3,066,778
Total income	1,325,299	1,831,201	3,139,171
Expenses from operations
Dividend expense			159,212
Brokerage commission	31,293,188	42,054,211	52,485,965
Incentive fees	1,511,082	8,917,234	5,770,762
Organizational and offering costs	1,614,953	2,135,464	2,567,526
Operating expenses, (net of recovery on loss, for 2013 $0, 2012 $0, 2011 $5,000,000, See Note 8)	1,392,827	1,847,514	2,237,117
Total expenses	35,812,050	54,954,423	63,220,582
Net investment loss	(34,486,751)	(53,123,222)	(60,081,411)
Net loss	$ (24,362,829)	$ (41,942,203)	$ (125,497,544)
Class A
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (46.71)	$ (79.47)	$ (192.82)
Class B
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (45.55)	$ (74.07)	$ (171.82)
Legacy 1 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (15.34)	$ (36.13)	$ (112.69)
Legacy 2 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (16.84)	$ (38.46)	$ (116.73)
Global 1 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (10.28)	$ (28.82)	$ (110.04)
Global 2 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (12.04)	$ (30.73)	$ (111.79)
Global 3 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (23.87)	$ (42.70)	$ (123.42)